EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of comprehensive income and loss
Remeasurement of defined benefit plan	$ 2,381,650	$ (3,960,084)	$ (357,840)
Other comprehensive income, total	(21,166,027)	(170,052,729)	151,896,435
Cash Flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	52,393,210	(155,007,121)	102,529,128
Deferred taxes	(14,113,095)	43,070,637	(28,469,748)
Reclassification to the result by function	9,233	(993,365)	1,227,683
Other comprehensive income, total	38,289,348	(112,929,849)	75,287,063
Equity attributable to owners of the parent	38,280,115	(112,948,199)	75,323,231
Non-Controlling interests	9,233	18,350	(36,168)
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	(98,844,581)	(78,009,918)	98,973,862
Deferred taxes	37,650,601	23,777,899	(22,103,267)
Other comprehensive income, total	(61,193,980)	(54,232,019)	76,870,595
Equity attributable to owners of the parent	(61,349,533)	(53,903,278)	75,916,398
Non-Controlling interests	155,553	(328,741)	954,197
Benefit related to defines benefit plans
Movement of comprehensive income and loss
Increase (decrease)	6,374,693	(3,617,931)	3,026,996
Deferred taxes	(1,721,167)	976,841	(817,289)
Remeasurement of defined benefit plan	(2,914,921)	(249,771)	(2,470,930)
Other comprehensive income, total	1,738,605	(2,890,861)	(261,223)
Equity attributable to owners of the parent	1,763,133	(2,890,390)	(222,733)
Non-Controlling interests	$ (24,528)	$ (471)	$ (38,490)